Reply Attention of	Ethan P. Minsky
Direct Tel.	604.643.3151
EMail Address	epm@cwilson.com
Our File No.	27975-0001 / D/EPM/849966.1

May 8, 2006

BY EDGAR AND BY COURIER

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-4561

USA

Attention:	Maryse Mills-Apenteng

Dear Sirs:

Re: Navitrak International Corporation Amendment No. 1 to Registration Statement on Form SB-2 Filed on March 28, 2006 File No. 333-130775

                              Thank you for your letter of April 21, 2006 with respect to Amendment No. 1 to the Registration Statement on Form SB-2 (the "Form SB-2") filed by Navitrak International Corporation (the "Company"). For your ease of reference, our responses are numbered in a manner that corresponds with your comments. We enclose three blacklined copies of Amendment No. 2 to the Form SB-2 (the "Amendment"). Page references used in this letter relate to the enclosed blacklined version of the Amendment.

Cover Page

1.            The Company has relocated the statement that the offering constitutes its initial public offering to the page immediately preceding the table of contents.

2.            The Company has further revised the disclosure on the cover page to limit detail concerning the securities to the number of shares offered, with a breakdown of how many of these are already outstanding and how many underlie outstanding warrants. The Company has

HSBC Building 800 – 885 West Georgia Street Vancouver BC V6C 3H1 Canada Tel.: 604.687.5700 Fax: 604.687.6314 www.cwilson.com

Some lawyers at Clark Wilson LLP practice through law corporations.

also removed the reference to proceeds it could receive in the event that all of the warrants were exercised.

3.            The Company has deleted reference to its shares being quoted on the over-the-counter market maintained by Pink Sheets LLC.

Risk Factors, page 7

Our independent auditors have expressed substantial doubt about our ability ... page 9

4.            The Company has revised this risk factor to limit the discussion to the risk relating to its auditors’ “going concern” opinion and has expanded the risk factor to state specifically that the financial statements do not reflect any adjustments that might result if the Company is unable to continue its business. (see pages 8 and 9)

We have had negative cash flows from operations. Our business operations ... page 10

5.            The Company has revised the subheading for this risk factor to state specifically that it only has resources sufficient to fund its operations through June 30, 2006. The Company has also revised this risk factor to incorporate the risks outlined in the two paragraphs removed from the previous risk factor. (see page 9)

Determination of Offering Price, page 17

6.            In accordance with Item 505 of Regulation S-B, the Company has expanded this section to provide a more comprehensive discussion of the factors it considered in establishing the revised offering price of $0.50. (see page 178)

Selling Security Holders, page 18

7.            The Company has expanded the paragraph immediately preceding the selling stockholders table to confirm that it obtained representations from each of the selling stockholders that they were not acting as an underwriter or as a broker-dealer in respect of the shares they were acquiring. Each of the selling security holders represented to the company, in Section 3.9 of the subscription agreement, that they were acquiring the shares for their own account and without any intent to sell, assign, transfer or otherwise dispose of the shares. In addition, each of the selling shareholders agreed, also in Section 3.9 of the subscription agreement, that they would not sell or otherwise dispose of the shares prior to the expiration of a one year holding period. (see page 18; see also the subscription agreements, the form of which are attached as exhibits 10.14 and 10.15 to the Company’s Form SB-2 filed with the Commission on December 30, 2005)

Description of Business, page 37

8.            The Company has substantially revised its disclosure in the “Corporate History” section of the description so as to eliminate excessive detail and provide a more concise summary of the material terms of the three transactions discussed. (see pages 37 - 40)

9.            The Company has removed any reference to the date shown on the face page of the second amending agreement. The discussion now reflects that the second amending agreement was signed on November 12, 2004. (see page 41)

Management’s Discussion and Analysis, page 51

10.          The Company has added a separate risk factor addressing the default status of some of the loans from Atlantic Canada Opportunity Agency. (see page 9)

11.          The Company has updated its disclosure regarding its current liquidity position to reflect that the Company currently has resources to fund its operations through June 30, 2006. (see pages 9 and 51)

Executive Compensation, page 66

12.          The Company has revised the summary compensation table to include the amounts received as an automobile allowance in salary. The footnotes to the summary compensation table have been revised to show the amounts as included in salary.

13.          In accordance with Item 402(d) of Regulation S-B, the Company has added a “fiscal year end value” table. (see page 70)

Legality Opinion

14.          The legal opinion has been revised to speak as of a date immediately prior to the desired effective date.

Signatures

15.          The Company has revised the signature page of the Form SB-2 to indicate that the chief financial officer also discharges the functions of principal accounting officer. (see page 87)

Consolidated Financial Statements

16.          The Company reviewed the definition of “predecessor” as contained in Regulation C, Rule 405, being:

“The term predecessor means a person the major portion of the business and assets of which another person acquired in a single succession or in a series of related successions in each of which the acquiring person acquired the major portion of the business and assets of that acquired person.”

The SEC Staff Training Manual (pg 1-6) goes on to refer to a predecessor “...where a registrant succeeds to substantially all of the business...of another entity (or group of entities) and the registrant’s own operations prior to the succession appear insignificant relative to the operations assumed or acquired.”

At the date of acquisition, the Company was largely inactive as it had disposed of its previous spark-plug technology business pending closing of the acquisition. Subsequent to the acquisition, the business of the Company is that of the business acquired, hence the assessment of the acquiree as “predecessor”.

The Company has reviewed the financial statements in respect of presentation of predecessor information and believes that it complies with the requirements of Item 310 as it pertains to Predecessor financial statements.

17.          As per its previous response to prior comment 53, the Company reviewed the transaction as to whether SFAS 141 applied. In light of the speech by Commission Staff, Pamela Schlosser at the December 2005 AICPA conference, the Company believes that SFAS 141 was applicable in assessing the acquirer given the nature of our transaction. As you requested, the Company has included in this submission its assessment of the criteria of SFAS 141.17 in respect of the acquirer determination as well as a detailed summary of shares outstanding prior to the transaction and those issued pursuant to the transaction. Upon review, the Company has concluded that it is properly identified as the acquirer in this transaction. The Company has amended certain disclosures in the Registration Statement to clarify certain pre-acquisition aspects of the transaction for clarity.

We look forward to any further comments you may have regarding the Amendment or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.643.3151.

Yours truly,

CLARK WILSON LLP

Per:	/s/ Ethan P. Minsky

Ethan P. Minsky

EPM/cjb

Encl.

Assessment of the Criteria of SFAS 141.17

17. In a business combination effected through an exchange of equity interests, the entity that issues the equity interests is generally the acquiring entity. In some business combinations (commonly referred to as reverse acquisitions), however, the acquired entity issues the equity interests. Commonly, the acquiring entity is the larger entity. However, the facts and circumstances surrounding a business combination sometimes indicate that a smaller entity acquires a larger one. In some business combinations, the combined entity assumes the name of the acquired entity. Thus, in identifying the acquiring entity in a combination effected through an exchange of equity interests, all pertinent facts and circumstances shall be considered, in particular:

a. The relative voting rights in the combined entity after the combination — all else being equal, the acquiring entity is the combining entity whose owners as a group retained or received the larger portion of the voting rights in the combined entity. In determining which group of owners retained or received the larger portion of the voting rights, consideration shall be given to the existence of any unusual or special voting arrangements and options, warrants, or convertible securities.

See the spreadsheet below (including legend as to the parties involved in the transaction).

Reviewing the three main recipients of the shares issued upon acquisition, shares were issued to (a) Navitrak Canada, (b) Creditors of Navitrak Canada and (c) Employees of Navitrak Canada. Including all share recipients together, the shares issued on the transaction are only approximately 25% of the shares post-acquisition. (Excluding the shares received by the creditors of Navitrak Canada, the shares issued on the transaction totaled approximately 15% of the post-acquisition shares. Prior to the acquisition, there existed no cross share-ownership between the two entities.

b. The existence of a large minority voting interest in the combined entity when no other owner or organized group of owners has a significant voting interest — all else being equal, the acquiring entity is the combining entity whose single owner or organized group of owners holds the large minority voting interest in the combined entity.

The largest individual shareholder post-transaction and today is GM Capital Partners (previously the largest shareholder of Navitrak Nevada). The majority of investors in Navitrak Nevada were shareholders found by GM. The Navitrak Canada creditor group does not act in concert in respect of the post-acquisition entity. The Navitrak Canada employee-group does not have significant ownership post-acquisition interest.

c. The composition of the governing body of the combined entity — all else being equal, the acquiring entity is the combining entity whose owners or governing body has the ability to elect or appoint a voting majority of the governing body of the combined entity.

The Board of Directors of Navitrak Nevada immediately prior to the acquisition consisted of Bob Knight, CEO. Following the acquisition, Randle Barrington-Foote was added to the Board by Mr. Knight. Joel Strickland (former CEO of Navitrak Canada) and Richard Brown (CFO of Navitrak Canada until 2002, but not an officer or director at the time of the transaction) were also added on that date. No special voting rights exist in respect of the director seats nor is there an agreement in place which requires Navitrak Nevada to have a fixed percentage of Board seats.

d. The composition of the senior management of the combined entity — all else being equal, the acquiring entity is the combining entity whose senior management dominates that of the combined entity. Senior management generally consists of the chairman of the board, chief executive officer, chief operating officer, chief financial officer, and those divisional heads reporting directly to them, or the executive committee if one exists.

The composition of senior management (with combining entity association in brackets) is as follows:

Chairman – Bob Knight (Navitrak Nevada)

CEO – Bob Knight (Navitrak Nevada)

CFO – Elizabeth Duncan (Navitrak Canada until resignation in April 2005)

General Manager – vacant until 2005

President of Navitrak Engineering – Joel Strickland (Navitrak Canada)

e. The terms of the exchange of equity securities — all else being equal, the acquiring entity is the combining entity that pays a premium over the market value of the equity securities of the other combining entity or entities.9

9 This criterion shall apply only if the equity securities exchanged in a business combination are traded in a public market on either (a) a stock exchange (domestic or foreign) or (b) in an over-the-counter market (including securities quoted only locally or regionally).

The common shares of Navitrak Nevada were publicly traded and issued in exchange for the majority of net assets of Navitrak Canada (including the shares of its primary subsidiary, Navitrak Engineering). Navitrak Canada is publicly traded in Canada, but Navitrak Nevada did not acquire any common shares of Navitrak Canada on the transaction.

Conclusion: Navitrak Nevada is the acquirer.

Navitrak International Corporation ("Navitrak Nevada")

Summary of Shares issued on Acquisition of Assets

Legend

Navitrak Nevada	Legal name: Navitrak International Corporation (formerly Flashpoint, Inc., incorporated under the laws of Nevada), the acquiring company (Successor Company)
Navitrak Canada

Legal name: Navitrak International Corporation (incorporated under the laws of Ontario), a Canadian public company, unrelated to Navitrak Nevada, and the "acquiree" in the transaction whereby Navitrak Nevada acquired the shares of Navitrak Engineering and all other assets and liabilities of Navitrak Canada, excluding shares of certain subsidiaries of Navitrak Canada. Referred to in December 31, 2005 financial statements as Predecessor Company.

Navitrak Engineering	Primary operating subsidiary of Navitrak Canada (wholly-owned by Navitrak Canada prior to the transaction and a wholly-owned subsidiary of Navitrak Nevada post-acquisition)
Debt Settlement

As part of the Nov 11 transaction, the creditors of Navitrak Canada (then financially troubled) agreed to accept shares of Navitrak Nevada as part of the acquisition transaction as settlement of amounts owed to them by Navitrak Canada

Employee Settlement	Shares issued to employees of Navitrak Canada on the November 11 transaction.

STOCK ISSUED on NOV 11, 2004 ACQUISITION
			POST SPLIT
	NAME		SHARES	Comments

12/2/2004	Navitrak Canada	Acquisition of assets	1,400,000	Per 2005 Statement of Stockholders' Equity (SSE)

12/2/2004	Anthony Meyer (past due director fees)	debt settlement	52,520
12/2/2004	Anthony Meyer	debt settlement	337,444
12/2/2004	David Brown	debt settlement	70,996
12/2/2004	D. Richard Brown	debt settlement	208,674
12/2/2004	Nova Scotia Innovation Corp.	debt settlement	121,172
12/2/2004	Ian S. Grnat Holdings Ltd.	debt settlement	378,846
12/2/2004	Gordon Cooper	debt settlement	240,490
12/2/2004	Cocom Stiftung	debt settlement	164,958
12/2/2004	Lawrence Enterprise Fund Inc.	debt settlement	53,190
12/2/2004	Lawrence Enterprise Fund Inc.	debt settlement	265,950
12/2/2004	Nova Scotia Business Inc.	debt settlement	319,140
12/2/2004	Business Development Bank Canada	debt settlement	319,140
1/31/2005	Stephen Dembroski (past due director fees)	debt settlement	31,200
1/31/2005	John Gilberry (past due director fees)	debt settlement	15,600
			2,579,320	Per 2005 SSE: 52,520+ 2,480,000+46,800

12/20/2004	Joel Strickland	employee settlement	825,000
12/20/2004	Adam Wolinski	employee settlement	300,000
12/20/2004	Ping Chen	employee settlement	300,000
12/20/2004	Elizabeth Duncan	employee settlement	230,000
12/20/2004	Yulia Lazukova	employee settlement	220,000
12/20/2004	Trevor Gertridge	employee settlement	20,000
12/20/2004	Caner Tosuner	employee settlement	50,000
12/20/2004	Ning Hu	employee settlement	60,000
12/20/2004	Xiaolin (Collin) Tu	employee settlement	60,000
12/20/2004	Roxane Butler	employee settlement	10,000
12/20/2004	Julia Parr	employee settlement	5,000
1/7/2005	Anthony Meyer	debt settlement	150,000
			2,230,000	Per 2005 SSE: 2,080,000 +150,000

	6,209,320	A

Shares Outstanding Immediately Prior to Acquisition (below)	18,434,110	B
Shares Outstanding Immediately Subsequent to Acquisition (A+B)	24,643,430

If all shares issued above are combined, the resultant share issuance is approx 25% of Successor Co. with the largest individual shareholding being 2.8%. Excluding the 2.579 million shares issued on debt settlement, the shares issued to owners and employees of Navitrak Canada was approximately 15%.

NAVITRAK NEVADA - Major shareholders before acquisiton

NAME	SHARES
Bank Von Ernst (liechtenstein)	685,000
Alicia De Fisher	130,000
Kurt Feurer	100,000
Finneran Investments Ltd. (to Ping)	77,682
G.M. Capital Partners Ltd.	1,274,706
Gelima Capital Inc.	75,000
Hyposwiss Private Bank	50,000
I.F.G. Impact Financial GRP AG	80,000
Kaller Enterprises Limited	255,000
Dong Li	75,000
Herbi Lips	100,000
Mandarin Management Services	50,000
Merlin Assets Management Ltd.	220,000
Roger Muehlhaupt	230,000
Beatrice Peter	70,000
Walter Schneider	100,000
Anita Shapolsky	245,000
Erwin Speckert	370,000
Spectrum International	1,112,000
Peter Tschierky	160,000
Leon Van Der Merwe	110,000
Other shareholders holding less than 50,000 shares	3,647,667

9,217,055
Post-split (1:2)	18,434,110